SAFE Agreements - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Proceeds from issuance of SAFE notes			$ 18,675	$ 18,675	$ 3,155
Change in fair value of SAFEs		$ (3,466)	$ (8,779)	$ (10,390)	$ 189
Convertible Promissory Notes And Accrued Interest
Finite-Lived Intangible Assets [Line Items]
Debt conversion original debt amount	$ 8,774